DEFERRED INCOME (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED INCOME
As at	September 30, 2023	December 31, 2022
Deferred income from customers	$136,458	$58,457
Deferred income from government	1,342	5,233
	$137,800	$63,690

SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS FIXED PRICE
As at	September 30, 2023	December 31, 2022
Aggregate amount of the transaction price allocated to long term maintenance contracts that are partially or fully unsatisfied as of:	$82,134	$-
	$82,134	$-

SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS REVENUE FROM DEFERRED INCOME
For the year ending December 31,	%
2023	%	-
2024		10
2025		15
2026		20
2027		25
2028		30
Total	%	100